Segment Information - Reportable segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net Revenues:
Total net revenues	¥ 9,422,229	$ 1,290,840	¥ 8,812,013	¥ 8,400,631
Adjusted Operating Profits (Losses):
Adjusted Operating Profits (Losses)	(114,825)	(15,731)	(206,380)	33,287
Unallocated Expenses:
Share-based compensation expenses	(81,601)		(103,449)	(142,381)
Amortization of intangible assets resulting from business acquisition	(36,257)		(31,875)	(39,431)
Acquisition-related expenses			(12,171)	(13,694)
Cancellation fees of repurchased shares	(678)			(4,650)
Loss on variance from expected contingent acquisition payment				(9,495)
Impairment of goodwill	(6,934)	(950)	(35,212)	(13,155)
Total other (expenses) income	(21,838)		10,646	613,595
Loss before income tax	(92,987)	$ (12,738)	(217,026)	(580,308)
Operating segments
Adjusted Operating Profits (Losses):
Adjusted Operating Profits (Losses)	10,645		(23,673)	256,093
Inter-segment eliminations
Net Revenues:
Total net revenues	(122,393)		(80,128)
Adjusted Operating Profits (Losses):
Adjusted Operating Profits (Losses)	(210)
E-Commerce
Unallocated Expenses:
Impairment of goodwill	(6,934)		(35,212)	(13,155)
E-Commerce | Operating segments
Net Revenues:
Total net revenues	8,070,271		7,621,114	8,400,631
Adjusted Operating Profits (Losses):
Adjusted Operating Profits (Losses)	179,622		163,990	¥ 256,093
Brand Management | Operating segments
Net Revenues:
Total net revenues	1,474,351		1,271,027
Adjusted Operating Profits (Losses):
Adjusted Operating Profits (Losses)	¥ (168,767)		¥ (187,663)